UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

     Washington, D.C. 20549

________________________

FORM 10-D

________________________

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2014 to June 30, 2014

Commission File Number:	Commission File Number:	Commission File Number:
333-141703-02	000-23108	033-54804

DISCOVER CARD	DISCOVER CARD	DISCOVER BANK
EXECUTION NOTE TRUST	MASTER TRUST I
(Exact name of the issuing entity in	(Exact name of the issuing entity in	(Exact name of the
respect of the Notes as specified in its	respect of the Series 2007-CC Collateral	sponsor and depositor
charter)	Certificate)	as specified in its charter)

Delaware	Delaware	Delaware
(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or	(State or jurisdiction of incorporation or
organization of the issuing entity)	organization of the issuing entity)	organization of the sponsor and depositor)

c/o Wilmington Trust Company	c/o Discover Bank	12 Read’s Way
Rodney Square North	12 Read’s Way	New Castle, Delaware
1100 North Market Street	New Castle, Delaware	19720
Wilmington, Delaware	19720
19890-0001
(Address of principal executive offices	(Address of principal executive offices	(Address of principal executive offices
of the issuing entity)	of the issuing entity)	of the sponsor and depositor)

51-0020270
(IRS Employer Identification
No. of the sponsor and
depositor)

(302) 323-7315
(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

Section 12(b) Section 12(g)	Section 15(d)	Name of Exchange
Title of Class		(If Section 12(b))
DiscoverSeries Class A Notes	[x]
DiscoverSeries Class B Notes	[x]
DiscoverSeries Class C Notes	[x]

Credit Card Pass -Through Certificates                                             [x]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The interest of Discover Card Execution Note Trust (the "Note Issuance Trust") in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the "Master Trust"). No assets securitized by Discover Bank, the depositor, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from June 1, 2014 to June 30, 2014.

Monthly Performance Data

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.

PART II OTHER INFORMATION

Item 2. Legal Proceedings

Master Trust Trustee and Indenture Trustee

U.S. Bank, National Association, as the master trust trustee and indenture trustee, has provided the following information to Discover Bank for inclusion in this Form 10-D:

     “On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association, in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan seller and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

     There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.”

Item 8. Other Information

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust, if any, or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the “Pooling and Servicing Agreement”), by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of outstanding series, if any, by issuing additional certificates, subject to certain requirements, including a requirement for rating agency consent or confirmation. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for Series 2007-CC and any other series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates or notes.

Item 9. Exhibits

Exhibit No. Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: July 15, 2014

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

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